RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

NOTE 20 — RELATED-PARTY TRANSACTIONS

a) Intercompany loans

Liabilities
Joint ventures	Maturity	2023	2022
Bradley Steel Processors Inc.	August 1, 2024	(24,992)	(24,890)
		(24,992)	(24,890)

	2023	2022	2021
Net financial (expense) income	—	(199)	6,089

b) Operations with related parties

During the years ended December 31, 2023,2022 and 2021, the Company, through its subsidiaries, entered into commercial operations with some of its associate companies and joint ventures including sales of R$ 1,620,459 as of December 31, 2023 (R$ 1,480,619 and R$ 997,298 as of December 31, 2022 and 2021, respectively) and purchases in the amount of R$ 210,931 as of December 31, 2023 (R$ 311,691 and R$ 304,239 as of December 31, 2022 and 2021, respectively). The net amount totals R$ 1,409,528 as of December 31, 2023 (R$ 1,168,928 and R$ 693,058 as of December 31, 2022 and 2021, respectively).

On December 31, 2023, the Company and its subsidiaries have to receive from controlling shareholders, referring to the sale of property, the amount of R$ 16,878 (R$ 23,975 on December 31, 2022). Additionally, the Company recorded income derived from rental agreement in the amount of R$ 877 as of December 31, 2023 (R$ 829 and R$ 670 as of December 31, 2022 and 2021, respectively).

Guarantees granted

			Original
Related Party	Relationship	Object	Amount	Maturity	2023	2022	2021
Gerdau Aços Longos S.A	Subsidiary	Financing Agreements	437	Jan-24	437	—	—
Gerdau Aços Longos S.A and Gerdau Açominas S.A	Subsidiary	Commercial Contract	59,644	Mar-24	63,024	50,644	—
Gerdau Aços Longos S.A and Gerdau Açominas S.A	Subsidiary	Commercial Contract	35,451	Mar-24	35,451	33,550	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	150,000	apr/24	150,000	—	—
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	400,000	Nov-24	400,000	400,000	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	400,000	Nov-24	400,000	400,000	—
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	375,000	may/25	375,000	—	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	375,000	may/25	375,000	—	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	400,000	Nov-25	400,000	400,000	400,000
Gerdau Corsa S.A.P.I. de C.V.	Joint Venture	Financing Agreements	591,588	sep/26	648,322	629,255	2,157,290
Gerdau Trade Inc.	Subsidiary	Financing Agreements	4,730,775	sep27	—	—	—
Gerdau Trade Inc.	Subsidiary	Financing Agreements	2,056,535	oct/27	2,064,877	2,225,417	2,771,455
GUSAP III LP.	Subsidiary	Financing Agreements	2,100,600	Jan-30	2,410,967	2,598,415	2,790,250
Gerdau Ameristeel US Inc.	Subsidiary	Financing Agreements	103,505	oct/37	246,906	266,103	284,606
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	12,834	Jun-38	12,216	12,216	12,516
GUSAP III LP.	Subsidiary	Financing Agreements	1,117,100	apr/44	2,328,873	2,509,938	2,790,250

c) Price and interest

Loan agreements between related parties are updated by fixed and/or market rates, such as Euro Interbank Offered Rate (Euribor) and SOFR, plus exchange rate variation, where applicable. Sales of products and purchases of inputs are made under terms and conditions agreed between the parties.

d) Key Management compensation

The expense recognized related to key management salaries, variable compensation and benefits was R$ 36,964 for the year ended on December 31, 2023 (R$ 42,164 and R$ 61,747 for the years ended on December 31, 2022,and 2021, respectively).

Contributions to management’s defined contribution pension plans totaled R$ 1,986 for the year ended on December 31, 2023 (R$ 2,040 and R$ 1,932 for the years ended on December 31, 2022,and 2021, respectively).

The cost of long-term incentive plans recognized in income and attributable to key management (members of Board of Directors and executive officers) totaled R$ 25,352 for the year ended on December 31, 2023 (R$ 19,548 and R$ 19,637 for the years ended on December 31, 2022,and 2021, respectively).

The cost of social charges, related to the management of the Company, totaled R$ 17,077 for the year ended on December 31, 2023 (R$ 20,455 and R$ 23,266 for the years ended on December 31, 2022,and 2021, respectively).

At the end of the year, quantity of Restricted and Performance Shares with the key management were:

	2023	2022	2021
Available at beginning of the year	3,415,166	3,712,436	6,456,248
Granted	2,705,702	840,496	709,990
Exercised	(938,953)	(1,135,503)	(3,453,802)
Cancelled	(404,922)	(2,262)	—
Share Bonus	168,859	—	—
Available at the end of the year	4,945,852	3,415,166	3,712,436

Additional information on the long-term incentive plan are presented in Note 27.

e) Convertible loan into equity interest

As described in Note 3.4, on January 10, 2023, the Company converted into equity interest a convertible loan contributed in the joint venture Brasil ao Cubo S.A. in the amount of R$ 141 million.

f) Other information from related parties

Contributions to the assistance entities Fundação Gerdau, Instituto Gerdau and Fundação Ouro Branco, classified as related parties, amounted R$ 41,763 (R$ 36,860 on December 31, 2022). The defined benefit pension plans and the post-employment health care benefit plan are related parties of the Company and the details of the balances and contributions are presented in Note 21.